Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Consolidated Entity

Basis of consolidation

These financial statements include the accounts of the following entities wholly owned by the Company as of December 31, 2018:

Name of entity	Date of formation	Place of incorporation
Tilray Canada, Ltd.	September 6, 2013	British Columbia, Canada
Dorada Ventures, Ltd.	October 18, 2013	British Columbia, Canada
High Park Farms, Ltd.	February 19, 2016	British Columbia, Canada
Tilray Deutschland GmbH	November 3, 2016	Germany
Tilray Portugal Unipessoal, Lda.	April 5, 2017	Portugal
Pardal Holdings, Lda.	April 24, 2017	Portugal
Tilray Australia New Zealand Pty. Ltd.	May 9, 2017	Australia
High Park Holdings, Ltd.	February 8, 2018	British Columbia, Canada
National Cannabinoid Clinics Pty Ltd.	September 19, 2018	Australia
Tilray Latin America SpA	November 5, 2018	Chile
Tilray Portugal II, Lda.	December 11, 2018	Portugal

Summary of Estimated Useful Lives of Definite Life Intangible Assets

Amortization of definite life intangible assets is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Customer relationships	14 to 16 years
Developed technology	10 years
Website	3 years
Supply contract	3 years
Licenses	2 years